Acquisition (Tables)	6 Months Ended
Sep. 30, 2018
Acquisition Tables Abstract
Schedule of Acquisition
Cash	$3,740
Receivables	361,345
Intangible assets (see Note 2)	3,150,000
Total assets acquired	3,515,085

Accounts payable and accrued liabilities	409,803
Total liabilities assumed	409,803

Net assets acquired	3,105,282

Consideration	1,100,000

Gain on bargain purchase	$2,005,282

	Three months ended September 30,		Six months ended September 30,
	2018	2017	2018	2017
Revenues	$7,922,613	$5,082,325	$14,769,395	$10,086,101
Net income (loss)	$858,711	$(1,457,172)	$(868,974)	$(6,451,091)
Loss per common share	$0.00	$(0.00)	$(0.00)	$(0.00)